Leases (Details) - Schedule of Carrying Amounts of Lease Liabilities $ in Millions	12 Months Ended
	Sep. 30, 2024 CAD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 CAD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)
Leases [Abstract]
Balance, beginning of year	$ 3,781,233		$ 6,579,103
Current	663,920		722,675
Non-current	1,536,440		3,058,558
Additions
Lease modification	(214,057)		(958,296)
Reassessment of the lease liability	(462,032)		(888,426)
Accretion of interest	300,424		401,229
Gain on foreign exchange	66,894	$ (66,894)	(213,333)	$ 213,333	$ 55,852
Lease payments	(1,272,102)		(1,139,044)
Balance, end of year	$ 2,200,360		$ 3,781,233